Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31:

	2012	2011
Accrued license fees	$748	$1,183
Accrued payroll and related costs	1,367	705
Accrued income taxes	457	956
Value-added taxes (VAT) and other taxes payable	414	124
Product warranty reserves	554	117
Liability for uncertain tax positions	416	264
Other	480	276

	$4,436	$3,625